OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure of prepayments and other assets [Abstract]
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS
Other current assets are composed of the following for the years ended:

	December 31, 2019	December 31, 2018
	$	$
Prepaid expenses	8,892	8,424
Sales and other taxes receivable and credits	5,747	4,873
Income taxes receivable and prepaid	3,977	6,202
Supplier rebates receivable	1,533	2,006
Reserve for inventory returns	1,003	1,227
Other	1,135	1,663
	22,287	24,395